Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Issued Capital	Share Option Reserve	Investment Revaluation Reserve	Foreign Currency Translation Reserve	Warrant Reserve	Retained Earnings/ (accumulated losses)
Beginning balance at Jun. 30, 2023	$ 501,838	$ 1,249,123	$ 101,367	$ (543)	$ (40,273)	$ 12,969	$ (820,805)
Loss for the period	(87,956)						(87,956)
Other comprehensive (loss)/income	(692)			(743)	51
Total comprehensive (loss)/income for the period	(88,648)			(743)	51		(87,956)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	60,486	60,486
Contributions of equity for unissued ordinary shares, net of transaction costs	1,000	1,000
Transactions with owners in their capacity as owners:	61,486	61,486
Tax (debited)/credited to equity	(191)		(191)
Transfer of exercised options	0	204	(204)
Share-based payment expense for the year	5,870		5,870
Increase (decrease) in equity	5,679	204	5,475			0
Ending balance at Jun. 30, 2024	480,355	1,310,813	106,842	(1,286)	(40,222)	12,969	(908,761)
Loss for the period	(102,142)						(102,142)
Other comprehensive (loss)/income	1,534			374	1,160
Total comprehensive (loss)/income for the period	(100,608)			374	1,160		(102,142)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	187,600	187,600
Transactions with owners in their capacity as owners:	187,600	187,600
Tax (debited)/credited to equity	330		330
Transfer of exercised options	0	10,433	(10,433)
Share-based payment expense for the year	29,765		29,765
Increase (decrease) in equity	30,095	10,433	19,662
Ending balance at Jun. 30, 2025	597,442	1,508,846	126,504	(912)	(39,062)	12,969	(1,010,903)
Loss for the period	(57,500)						(57,500)
Other comprehensive (loss)/income	(1,129)			(1,388)	259
Total comprehensive (loss)/income for the period	(58,629)			(1,388)	259		(57,500)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	11,711	11,711
Transactions with owners in their capacity as owners:	11,711	11,711
Tax (debited)/credited to equity	613		613
Transfer of exercised options	0	10,217	(10,217)
Share-based payment expense for the year	17,268		17,268
Increase (decrease) in equity	17,881	10,217	7,664
Ending balance at Jun. 30, 2026	$ 568,405	$ 1,530,774	$ 134,168	$ (2,300)	$ (38,803)	$ 12,969	$ (1,068,403)